Mineral Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,360.1
Reversal of impairment (Note 9)	(57.1)	$ 0.0
Mineral property, plant and equipment	4,618.0	3,360.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,468.5	5,110.2
Additions	420.4	367.9
Transfer of La Yaqui Grande Assets		20.0
Revisions	0.0	0.0
Disposals	(23.9)	(38.2)
Mineral property, plant and equipment	6,879.2	5,468.5
Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	0.0
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,108.4)	(1,936.4)
Amortization	(222.2)	(207.6)
Disposals	13.3	35.6
Reversal of impairment (Note 9)	(56.1)
Mineral property, plant and equipment	(2,261.2)	(2,108.4)
Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	2.6	8.6
Plant and equipment(v)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	928.2
Mineral property, plant and equipment	1,629.5	928.2
Plant and equipment(v) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,808.4	1,788.4
Additions	83.2	51.5
Transfer of La Yaqui Grande Assets		0.0
Revisions	39.1	4.0
Disposals	(23.9)	(35.5)
Mineral property, plant and equipment	2,597.5	1,808.4
Plant and equipment(v) | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	0.0
Plant and equipment(v) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(880.2)	(807.9)
Amortization	(122.9)	(106.6)
Disposals	13.3	34.3
Reversal of impairment (Note 9)	(21.8)
Mineral property, plant and equipment	(968.0)	(880.2)
Plant and equipment(v) | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	7.5	0.0
Mineral Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,214.2
Mineral property, plant and equipment	2,892.0	2,214.2
Mineral Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,357.5	3,070.0
Additions	303.8	284.2
Transfer of La Yaqui Grande Assets		0.0
Revisions	(39.1)	(4.0)
Disposals	0.0	(1.3)
Mineral property, plant and equipment	4,100.3	3,357.5
Mineral Property | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	175.7
Mineral Property | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,143.3)	(1,043.6)
Amortization	(99.3)	(101.0)
Disposals	0.0	1.3
Reversal of impairment (Note 9)	(34.3)
Mineral property, plant and equipment	(1,208.3)	(1,143.3)
Mineral Property | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	(4.9)	8.6
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	217.7
Mineral property, plant and equipment	96.5	217.7
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	302.6	251.8
Additions	33.4	32.2
Transfer of La Yaqui Grande Assets		20.0
Revisions	0.0	0.0
Disposals	0.0	(1.4)
Mineral property, plant and equipment	181.4	302.6
Exploration and evaluation | Cost | Lake Lynn Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	(175.7)
Exploration and evaluation | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(84.9)	(84.9)
Amortization	0.0	0.0
Disposals	0.0	0.0
Reversal of impairment (Note 9)	0.0
Mineral property, plant and equipment	(84.9)	(84.9)
Exploration and evaluation | Right of Use Assets
Reconciliation of changes in property, plant and equipment [abstract]
Revisions	0.0	0.0
Mineral Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,360.1
Mineral property, plant and equipment	4,618.0	$ 3,360.1
Manitou Gold Inc. | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	21.1
Manitou Gold Inc. | Plant and equipment(v) | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Manitou Gold Inc. | Mineral Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Manitou Gold Inc. | Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	21.1
Argonaut Transaction
Reconciliation of changes in property, plant and equipment [abstract]
Mineral property, plant and equipment	683.2
Argonaut Transaction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	990.5
Argonaut Transaction | Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0.0
Argonaut Transaction | Mineral Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Mineral property, plant and equipment	$ 307.3